Going Concern Uncertainty and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2026 HKD ($) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Going Concern Uncertainty and Summary of Significant Accounting Policies [Abstract]
Net loss	$ 13,211
Accumulated loss	(6,714)		$ 6,497
Assets	283
Current assets	21,969
Allowance for expected credit losses	332		232	$ 1,893
Allowance for the credit losses	790
Impairment of long-lived assets
Percentage of employees salaries	5.00%	5.00%
Employees salaries	$ 2,300	$ 18,000
Interest or penalties
Impairment for right-of-use lease assets
Percentage of companies securities	10.00%	10.00%
Number of reportable segment (in Segment) | Segment	1	1
Shareholder loan	$ 22,310